Subordinated indebtedness	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Subordinated indebtedness
Note 8.    Subordinated indebtedness
On April 7, 2022, we issued $1.0 billion principal amount of 4.20% Debentures due April 7, 2032 (subordinated indebtedness). The Debentures bear interest at a fixed rate of 4.20% per annum (paid semi-annually) until April 7, 2027, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.69% per annum (paid quarterly) thereafter until maturity on April 7, 2032.